Leases - Schedule of Operating and Finance Lease Term and Discount Rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Weighted average remaining lease term (in years) – operating leases	9 years 6 months 10 days	8 years 7 months 2 days
Weighted average remaining lease term (in years) – finance leases	5 years 11 months 4 days	8 years 3 months 14 days
Weighted average discount rate – operating lease	3.94%	3.83%
Weighted average discount rate – finance lease	2.46%	3.78%